Share capital and other equity - Paid-in equity (Details) £ / shares in Units, $ / shares in Units, £ in Millions, $ in Millions	Dec. 31, 2021 GBP (£) £ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Borrowings
Equity	£ 41,803		£ 43,824	£ 43,556
Maximum | Instruments are converted to into ordinary shares at fixed price
Borrowings
CET1 ratio (as a percent)	7.00%	7.00%
Paid-in equity
Borrowings
Equity	£ 3,890		£ 4,999	4,058	£ 4,058
Paid-in equity | Additional tier 1 note callable August, 2020, USD
Borrowings
Equity				£ 1,277
Notional amount of financial assets | $		$ 2,000
Interest rate	7.50%	7.50%	7.50%	7.50%
Conversion rate | $ / shares		$ 3.606
Par value | £ / shares	£ 1
Paid-in equity | Additional tier 1 note callable August, 2025, USD
Borrowings
Equity	£ 735		£ 735	£ 735
Notional amount of financial assets | $		$ 1,150
Interest rate	8.00%	8.00%	8.00%	8.00%
Paid-in equity | Additional tier 1 note callable August, 2021, USD
Borrowings
Equity			£ 2,046	£ 2,046
Notional amount of financial assets | $		$ 2,650
Interest rate	8.625%	8.625%	8.625%	8.625%
Conversion rate | $ / shares		$ 2.284
Par value | £ / shares	£ 1
Paid-in equity | Additional tier 1 note callable December 2025 - June, 2026, USD
Borrowings
Equity	£ 1,220		£ 1,220
Notional amount of financial assets | $		$ 1,500
Interest rate	6.00%	6.00%	6.00%	6.00%
Conversion rate | £ / shares	£ 1.754
Par value | £ / shares	£ 1
Paid-in equity | Additional tier1 note callable May - November 2027, GBP
Borrowings
Equity	£ 998		£ 998
Notional amount of financial assets	£ 1,000
Interest rate	5.125%	5.125%
Conversion rate | £ / shares	£ 1.754
Par value | £ / shares	£ 1
Paid-in equity | Additional tier 1 notes, march 2021 issuance, GBP
Borrowings
Equity	£ 399
Notional amount of financial assets	£ 400
Conversion rate | £ / shares	£ 1.754
Par value | £ / shares	£ 1
Paid-in equity | Additional tier 1 notes, June 2021 issuance, USD
Borrowings
Equity	£ 538
Notional amount of financial assets | $		$ 750
Conversion rate | £ / shares	£ 1.754
Par value | £ / shares	£ 1